Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 19 – INCOME TAX

A.	The components of the net loss before the provision for income taxes from continuing operation were as follows:

	Years ended December 31,
	2025	2024	2023
Israel	(7,561)	(8,521)	(15,492)
Foreign	-	-	(55)

Total	(7,561)	(8,521)	(15,547)

B.	Provision for income taxes

No taxes on income were recorded for the years 2025 and 2024.

C.	Reconciliation of the theoretical tax expenses

A reconciliation of the Company’s theoretical income tax expense at the Israeli statutory rate of 23% to actual income tax expense is as follows:

	Years ended December 31,
	2025	2024	2023
Theoretical income tax benefit	(1,739)	(1,960)	(3,576)
Foreign tax rate differentials*	-	-	(2)
Non-deductible expenses	9	46	195
Change in valuation allowance	3,575	1,709	3,417
Foreign exchange impact	(1,845)	205	(34)

Total	-	-	-

D.	Deferred tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	Years ended December 31,
	2025	2024	2023
	(in thousand)
Deferred tax assets:
Net operating loss carryforwards	9,234	6,126	7,468
Research and development expenses	536	557	467
Accruals and reserves	75	51	120
Shared-based compensations	2,223	1,859	1,821
Financial income	737	732	684
Financial instruments	230	206	-
Capital loss	88	17	-
Fixed asset	11	11	10
Gross deferred tax assets	13,134	9,559	10,570
Valuation allowance	(13,134)	(9,559)	(7,850)
Total deferred tax assets	-	-	2,720

Deferred tax liabilities:
Leases	-	-	(1)
Financial instruments	-	-	(2,534)
Other	-	-	(185)
Gross deferred tax liabilities	-	-	(2,720)
Deferred tax assets (liabilities), net	-	-	-

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the deferred tax assets at December 31, 2025, 2024 and 2023 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.

The Company’s roll forward of the valuation allowance is as follows:

	Balance at the beginning of the fiscal year	credited to expenses	Balance at the end of the fiscal year
Valuation allowance on deferred tax assets:
Fiscal year ended December 31, 2023	(4,433)	(3,417)	(7,850)
Fiscal year ended December 31, 2024	(7,850)	(1,709)	(9,559)
Fiscal year ended December 31, 2025	(9,559)	(3,575)	(13,134)

As of December 31, 2025, 2024 and 2023, the Company recorded a deferred tax asset in the amount of USD 20,936 thousand, USD 0 thousand, and USD 6,284 thousand, respectively, in respect of its discontinued operations. The deferred tax asset is fully offset by deferred tax liabilities and a valuation allowance.

A.	As of December 31, 2025 and 2024, the Company had approximately USD 40,146 thousand and USD 26,635 thousand in net operating loss carryforwards in Israel that can be carried forward indefinitely.

B.	The Company is not currently subject to any tax assessments in any tax jurisdictions. The Company has final assessments through 2019.